UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Chief Compliance Officer
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             07/14/09
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

This is the Registrant's last filing on Form 13F.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     136
                                            ------------------------------
Form 13F Information Table Value Total:     $ 69,237
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                  June 30, 2009

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM      002824100        28        600    SH         Sole                 600
ACUITY BRANDS INC                       COM      00508Y102       760      27100    SH         Sole               27100
ADOBE SYSTEMS INC                       COM      00724F101       260       9200    SH         Sole                9200
AFLAC INC COM                           COM      001055102       323      10400    SH         Sole               10400
AIRGAS INC.                             COM      009363102      1662      41000    SH         Sole               41000
AKAMAI TECHNOLOGIES                     COM      00971T101      1030      53700    SH         Sole               53700
ALBERTO-CULVER CO                       COM      013078100      1007      39600    SH         Sole               39600
ALCOA INC                               COM      013817101        11       1100    SH         Sole                1100
ALLSTATE CORP                           COM      020002101         7        300    SH         Sole                 300
ALTERA CORP                             COM      021441100       241      14800    SH         Sole               14800
AMDOCS LTD                              COM      G02602103       111       5175    SH         Sole                5175
AMERN EAGLE OUTFIT NEW COM              COM      02553E106       458      32300    SH         Sole               32300
AMGEN INC                               COM      031162100       386       7300    SH         Sole                7300
AMSURG CORP COM                         COM      03232P405      1409      65699    SH         Sole               65699
ANALOGIC CORP COM PAR $0.05             COM      032657207       455      12325    SH         Sole               12325
APPLIED MATLS INC COM                   COM      038222105       552      50125    SH         Sole               50125
ASPECT MEDICAL SYSTEMS, INC             COM      045235108         6       1000    SH         Sole                1000
ATHENAHEALTH INC                        COM      04685W103       281       7600    SH         Sole                7600
ATHEROS COMMUNICATIONS INC.             COM      04743P108       212      11000    SH         Sole               11000
AVON PRODUCTS INC                       COM      054303102        21        800    SH         Sole                 800
BARNES & NOBLE INC                      COM      067774109       298      14454    SH         Sole               14454
BIO-REFERENCE LAB                       COM      09057G602      1453      45961    SH         Sole               45961
BLACK BOX CORP                          COM      091826107      1663      49672    SH         Sole               49672
BOSTON PRIVT FINL HLDG COM              COM      101119105       644     143737    SH         Sole              143737
BROADCOM CORP.                          COM      111320107       221       8900    SH         Sole                8900
CABOT MICROELECTRONICS CORP             COM      12709P103      1918      67800    SH         Sole               67800
CACI INTERNATIONAL INC                  COM      127190304      1208      28275    SH         Sole               28275
CAMECO CP                               COM      13321L108      2194      85700    SH         Sole               85700
CARNIVAL CORP CLASS A                   COM      143658300        57       2200    SH         Sole                2200
CENTENE CORP DEL                        COM      15135B101       372      18633    SH         Sole               18633
CISCO SYS INC COM                       COM      17275R102       658      35275    SH         Sole               35275
CITRIX SYS INC COM                      COM      177376100       609      19100    SH         Sole               19100
COCA COLA CO COM                        COM      191216100       174       3625    SH         Sole                3625
COGNIZANT TECHNOLOGY SOLUTIONS CORP     COM      192446102       910      34100    SH         Sole               34100
COLGATE PALMOLIVE CO COM                COM      194162103       525       7425    SH         Sole                7425
CORNING INC                             COM      219350105       265      16500    SH         Sole               16500
CRA INTERNATIONAL, INC.                 COM      12618T105       710      25566    SH         Sole               25566
CREE INC.                               COM      225447101      2962     100752    SH         Sole              100752
DAKTRONICS INC                          COM      234264109      1493     193900    SH         Sole              193900
DAVITA INC                              COM      23918K108        59       1200    SH         Sole                1200
EBAY INC                                COM      278642103       144       8400    SH         Sole                8400
ECLIPSYS CORP                           COM      278856109       336      18904    SH         Sole               18904
ELECTRONIC ARTS INC                     COM      285512109        24       1100    SH         Sole                1100
EMC CORP                                COM      268648102       174      13300    SH         Sole               13300
ENERGIZER HOLDINGS INC                  COM      29266R108       575      11000    SH         Sole               11000
ENERGY CONVERSION DEVICES               COM      292659109       277      19600    SH         Sole               19600
ENERGYSOLUTIONS INC                     COM      292756202        14       1500    SH         Sole                1500
FEDERATED INVESTORS INC                 COM      314211103      1058      43900    SH         Sole               43900
FIRST SOLAR INC                         COM      336433107        49        300    SH         Sole                 300
FIRST TRUST ISE CHINDIA INDEX           ETF      33733A102       413      25100    SH         Sole               25100
FORWARD AIR CORPORATION                 COM      349853101       408      19132    SH         Sole               19132
FRANKLIN RESOURCES INC                  COM      354613101        79       1100    SH         Sole                1100
GENERAL CABLE CORP                      COM      369300108      1732      46100    SH         Sole               46100
GENTIVA HEALTH SERVICES                 COM      37247A102      1207      73325    SH         Sole               73325
GILEAD SCIENCES INC                     COM      375558103       323       6900    SH         Sole                6900
GOLDMAN SACHS                           COM      38141G104       450       3050    SH         Sole                3050
GOOGLE INC                              COM      38259P508       274        650    SH         Sole                 650
GUESS?, INC.                            COM      401617105       572      22200    SH         Sole               22200
H & R BLOCK INC                         COM      093671105       312      18100    SH         Sole               18100
H.J. HEINZ                              COM      423074103       132       3700    SH         Sole                3700
HEWLETT-PACKARD CO                      COM      428236103       189       4900    SH         Sole                4900
HSBC HOLDINGS PLC ADS                   COM      404280406       246       5882    SH         Sole                5882
ICU MEDICAL INC                         COM      44930G107      1304      31687    SH         Sole               31687
ILLUMINA INC                            COM      452327109      1375      35300    SH         Sole               35300
INNSUITES HOSPITALITY TR                COM      457919108         0         99    SH         Sole                  99
INTEL CORP COM                          COM      458140100       484      29225    SH         Sole               29225
INVENTIV HEALTH INC                     COM      46122E105       556      41096    SH         Sole               41096
ISHARES RUSSELL 1000 GROWTH             ETF      464287614        10        240    SH         Sole                 240
ISHARES RUSSELL 1000 VALUE              ETF      464287598         2         40    SH         Sole                  40
ISHARES RUSSELL 2000 GROWTH             ETF      464287648         3         55    SH         Sole                  55
ISHARES RUSSELL 2000 VALUE              ETF      464287630        19        400    SH         Sole                 400
ISHARES S&P 500 GROWTH INDEX            ETF      464287309        96       2000    SH         Sole                2000
ISHARES S&P GLOBAL NUCLEAR ENERGY
  INDEX FD                              ETF      464288232        13        350    SH         Sole                 350
IXYS CORPORATION                        COM      46600W106      1301     128535    SH         Sole              128535
JACK HENRY & ASSOCIATES INC             COM      426281101       869      41900    SH         Sole               41900
JACOBS ENGINEERING GROUP INC            COM      469814107        15        350    SH         Sole                 350
JOHNSON & JOHNSON COM                   COM      478160104       435       7667    SH         Sole                7667
JOSEPH A BANK CLOTHIERS INC             COM      480838101       569      16500    SH         Sole               16500
JUNIPER NETWORKS INC                    COM      48203R104       212       9000    SH         Sole                9000
KIMBERLY CLARK CORP COM                 COM      494368103       165       3150    SH         Sole                3150
LAM RESEARCH CORP COM                   COM      512807108       104       4000    SH         Sole                4000
LIFE TECHNOLOGIES CORP                  COM      53217V109      1349      32328    SH         Sole               32328
LINEAR TECHNOLOGY CORP                  COM      535678106       107       4575    SH         Sole                4575
MANHATTAN ASSOCIATES INC                COM      562750109       140       7700    SH         Sole                7700
MAXIM INTEGRATED PRODS COM              COM      57772K101       181      11550    SH         Sole               11550
MCDONALDS CORP COM                      COM      580135101       187       3250    SH         Sole                3250
MEMC ELECTRONIC MATERIALS               COM      552715104       162       9100    SH         Sole                9100
MICROCHIP TECHNOLOGY INC                COM      595017104       165       7300    SH         Sole                7300
MICROSEMI CORP.                         COM      595137100       157      11400    SH         Sole               11400
MICROSOFT CORP COM                      COM      594918104       727      30600    SH         Sole               30600
MOLEX INC                               COM      608554101        95       6100    SH         Sole                6100
MONSANTO CO                             COM      61166W101       357       4800    SH         Sole                4800
MORGAN STANLEY                          COM      617446448       519      18200    SH         Sole               18200
NATIONAL INSTRS CORP COM                COM      636518102      1124      49819    SH         Sole               49819
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM      65411N105         6       1700    SH         Sole                1700
NORTHERN TRUST CORP                     COM      665859104       229       4275    SH         Sole                4275
NVIDIA CORPORATION                      COM      67066G104       163      14400    SH         Sole               14400
ORACLE CORP                             COM      68389X105       595      27800    SH         Sole               27800
PENN NATL GAMING INC COM                COM      707569109       498      17100    SH         Sole               17100
PEPSICO INC                             COM      713448108       104       1900    SH         Sole                1900
PEREGRINE PHARMACEUTICALS               COM      713661106         2       2700    SH         Sole                2700
PRAXAIR INC                             COM      74005P104       442       6225    SH         Sole                6225
PROCTER GAMBLE CO                       COM      742718109       230       4500    SH         Sole                4500
QIAGEN NV                               COM      N72482107       132       7100    SH         Sole                7100
QUALITY SYSTEMS, INC                    COM      747582104      1270      22300    SH         Sole               22300
RALCORP HOLDINGS INC                    COM      751028101       908      14900    SH         Sole               14900
ROPER INDUSTRIES INC                    COM      776696106      1046      23075    SH         Sole               23075
RYDEX S&P EQUAL WEIGHT ETF              ETf      78355W106        31       1000    SH         Sole                1000
SCHERING PLOUGH CORP COM                COM      806605101       177       7050    SH         Sole                7050
SEI INVESTMENTS COMPANY                 COM      784117103      1201      66600    SH         Sole               66600
SELECT SECTOR - SPDR - FINANCIAL        ETF      81369Y605        29       2400    SH         Sole                2400
SHAW GROUP INC                          COM      820280105       931      33950    SH         Sole               33950
SIGMA ALDRICH CORP COM                  COM      826552101      1618      32650    SH         Sole               32650
SOUTHWEST AIRLINES                      COM      844741108       140      20825    SH         Sole               20825
SPDR GOLD SHARES                        ETF      78463V107       104       1140    SH         Sole                1140
SPDR KBW REGINAL BANKING EFT            ETF      78464A698      2025     111000    SH         Sole              111000
SPDR S&P RETAIL ETF                     ETF      78464A714       754      27200    SH         Sole               27200
SUNPOWER CORP - CLASS A                 COM      867652109       396      14900    SH         Sole               14900
TEVA PHARMACEUTICAL INDUSTRIES ADR      COM      881624209       257       5200    SH         Sole                5200
THE DRESS BARN, INC.                    COM      261570105       479      33500    SH         Sole               33500
TIFFANY & CO NEW                        COM      886547108       492      19400    SH         Sole               19400
URBAN OUTFITTERS, INC.                  COM      917047102       725      34700    SH         Sole               34700
USEC INC.                               COM      90333E108       566     106300    SH         Sole              106300
VARIAN SEMICONDUCTOR EQUIP              COM      922207105      1467      61131    SH         Sole               61131
VMWARE INC                              COM      928563402       101       3700    SH         Sole                3700
WADDELL & REED FINL CL A                COM      930059100      1329      50400    SH         Sole               50400
WAL-MART STORES                         COM      931142103       262       5400    SH         Sole                5400
WEIGHT WATCHERS INTERNATIONAL           COM      948626106       171       6625    SH         Sole                6625
WYETH COM                               COM      983024100       154       3400    SH         Sole                3400
YAHOO! INC.                             COM      984332106       298      19000    SH         Sole               19000
ISHARES IBOXX H/Y CORP BOND             ETF      464288513        16        200    SH         Sole                 200
ISHARES LEHMAN AGG BOND FUND            ETF      464287226        67        655    SH         Sole                 655
ISHARES LEHMAN TIPS                     ETF      464287176        91        900    SH         Sole                 900
PROSHARES ULTRASHORT LEHMAN             ETF      74347R313       195       3450    SH         Sole                3450
PROSHARES ULTRASHORT LEHMAN US TREASURY ETF      74347R297       119       2330    SH         Sole                2330
SPDR LEHMAN HIGH YIELD BOND             ETF      78464A417        16        450    SH         Sole                 450